GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 5,717		$ 5,703	$ 5,749	$ 847	$ 4,875
Goodwill, impairment loss			0	0
Amortization expense of intangible assets	238	$ 287	1,126	$ 1,124
Impairment of intangible assets, finite-lived			0
Impairment of intangible assets	$ 0		$ 0